Investment in Associates - Details of Associates (Parenthetical) (Detail) - 12 months ended Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Disclosure of associates [Line Items]
Consideration for disposal of interest in associates	¥ 1,832	$ 289
Gain loss on disposal of associates	199	31
Associates [Member] | State Holding Company Limited [Member]
Disclosure of associates [Line Items]
Consideration for disposal of interest in associates	1,832	289
Gain loss on disposal of associates	¥ 199	$ 31